Preferred, Common Stock and Additional Paid in Capital - Equity (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Nov. 23, 2009	Nov. 22, 2009
Common Stock
Common Stock Disclosures [Abstract]
Common Stock - Shares Authorized	300,000,000	300,000,000	300,000,000	100,000,000
Common Stock - Par Value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred Stock
Preferred Stock Disclosures [Abstract]
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Issued	0	0